CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity
Convertible preferred stock, par value (in dollars per share)	$ 0	$ 0
Convertible preferred stock, shares authorized (in shares)	200,000	200,000
Convertible preferred stock, shares issued (in shares)	74,426	74,426
Convertible preferred stock, shares outstanding (in shares)	74,426	74,426
Convertible preferred stock, liquidation preference	$ 85,150	$ 81,023
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	9,093,732	8,491,526
Common stock, shares outstanding (in shares)	9,093,732	8,491,526